Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of share-based payment arrangements [text block] [Abstract]
Schedule of expense recognized in financial statements
				Convenience translation (Note 2c)
	Year ended December 31,			Year ended December 31,
	2018	2019	2020	2020
	N I S			U.S. dollars

Research and development	119	1,907	2,056	640
Marketing, general and administrative	141	1,777	7,416	2,307

Total share-based compensation	260	3,684	9,472	2,947

Schedule of option plan to employees and directors
	2018		2019		2020
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding at beginning of year	11,759,503	0.75	16,647,903	0.75	14,213,400	0.75
Granted	5,228,400	0.74	4,320,000	0.69	12,096,000	1.87
Exercised	-	-	-	-	(240,000)	0.68
Forfeited	(340,000)	0.54	(6,754,503)	0.75	(1,200,000)	0.68

Outstanding at end of year	16,647,903	0.75	14,213,400	0.73	24,869,400	0.78

Exercisable at end of year	10,979,503	0.78	5,310,000	0.75	11,587,867	0.69

Schedule of estimated option pricing model using assumptions
	Years ended December 31
	2018	2019	2020

Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	53	57	66
Risk-free interest rate (%)	2.9	2.3	0.7-0.8
Expected life of share options (years)	7.5	7.5	6-7
Share price (NIS)	23.6	24.07	7.05-18
ADS $	6.3	6.66	2.2-5.6